Oakhurst Fixed Income Fund
Schedule of Investments
as of May 31, 2024 (Unaudited)

U.S. TREASURY OBLIGATIONS - 27.5%	Par	Value
United States Treasury Note/Bond
5.25%, 11/15/2028	1,635,000	$1,681,495
5.25%, 02/15/2029	3,000,000	3,093,398
2.75%, 08/15/2032	3,500,000	3,078,018
4.13%, 11/15/2032	4,330,000	4,209,572
3.50%, 02/15/2033	4,800,000	4,449,562
3.88%, 08/15/2033	5,348,000	5,087,285
4.50%, 11/15/2033	2,185,000	2,181,415
4.00%, 02/15/2034	1,775,000	1,703,307
3.00%, 05/15/2042	4,699,000	3,713,128
2.50%, 02/15/2045	4,323,000	3,037,583
TOTAL U.S. TREASURY OBLIGATIONS (Cost $35,190,740)		32,234,763

CORPORATE BONDS - 26.6%	Par	Value
Communications - 1.5%
BellSouth LLC, 6.88%, 10/15/2031	895,000	937,857
Discovery Communications LLC, 5.00%, 09/20/2037	1,025,000	888,562
		1,826,419

Consumer Discretionary - 1.5%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	900,000	905,630
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	876,024	876,972
		1,782,602

Energy - 2.9%
El Paso Natural Gas Co. LLC, 8.38%, 06/15/2032	783,000	901,284
Enbridge, Inc., 5.70%, 03/08/2033	904,000	906,098
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (a)	613,000	575,856
Phillips 66 Partners LP
3.55%, 10/01/2026	565,000	528,599
3.75%, 03/01/2028	515,000	468,862
		3,380,699

Financials - 11.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	914,527
American Homes 4 Rent LP, 2.38%, 07/15/2031	1,191,000	961,093
Antares Holdings LP, 7.95%, 08/11/2028 (a)	800,000	832,822
Aviation Capital Group LLC, 6.38%, 07/15/2030 (a)	900,000	926,542
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	889,752
Blackstone Private Credit Fund, 3.25%, 03/15/2027	975,000	899,002
Blue Owl Capital Corp., 2.63%, 01/15/2027	997,000	911,659
Bridge Housing Corp., 3.25%, 07/15/2030	1,045,000	877,838
Crown Castle, Inc., 5.10%, 05/01/2033	919,000	881,527
Fairfax Financial Holdings Ltd., 5.63%, 08/16/2032	904,000	884,917
First American Financial Corp., 4.00%, 05/15/2030	1,017,000	908,302
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025	960,000	949,446
FS KKR Capital Corp., 3.40%, 01/15/2026	933,000	887,652
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	625,642
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	913,869
		13,264,590

Health Care - 2.7%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	907,000	939,474
CVS Pass-Through Trust
5.79%, 01/10/2026(a)	236,591	236,384
6.94%, 01/10/2030	304,724	311,728
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (a)	196,458	177,164
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (a)	633,195	546,289
Quest Diagnostics, Inc., 6.40%, 11/30/2033	880,000	938,161
		3,149,200

Industrials - 0.8%
MasTec, Inc., 4.50%, 08/15/2028 (a)	975,000	919,727

Technology - 3.2%
Applied Materials, Inc., 5.85%, 06/15/2041	867,000	919,179
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	857,000	905,671
Leidos Holdings, Inc., 5.95%, 12/01/2040	945,000	921,421
Ricoh USA, Inc., 6.75%, 12/01/2025	1,000,000	958,794
		3,705,065

Utilities - 2.7%
Berkshire Hathaway Energy Co., 6.50%, 09/15/2037	800,000	850,053
Elwood Energy LLC, 8.16%, 07/05/2026	241,323	214,777
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	755,000	874,488
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (a)	220,315	219,870
Potomac Electric Power Co., 7.90%, 12/15/2038 (b)	780,000	981,166
		3,140,354
TOTAL CORPORATE BONDS (Cost $32,470,766)		31,168,656

COLLATERALIZED MORTGAGE OBLIGATIONS - 24.4%	Par	Value
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	88,093	83,095
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 2A1, 5.09%, 11/25/2033(c)	229,996	203,725
Series 2004-A, Class 3A1, 6.37%, 02/25/2034(c)	13,022	12,932
Bear Stearns Alt-A Trust, Series 2003-6, Class 2A1, 5.73%, 01/25/2034 (c)	146,936	131,817
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-49, Class A9, 5.25%, 12/19/2033 (c)	32,103	29,660
Credit Suisse Management LLC, Series 2002-AR31, Class 4A2, 6.25%, 11/25/2032 (c)	35,498	34,494
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (a)(c)	326,603	283,581
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	361,472	360,638
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	27,523	27,639
Series 3622, Class WA, 5.50%, 09/15/2039	142,007	142,644
Series 3793, Class UA, 4.00%, 06/15/2033	28,450	27,050
Series 3827, Class HA, 3.50%, 11/15/2025	26,681	26,272
Series 3940, Class PD, 2.50%, 02/15/2041	83,287	79,680
Series 4077, Class AP, 4.00%, 01/15/2042	31,571	30,088
Series 4183, Class PA, 3.50%, 01/15/2043	22,922	22,502
Series 4566, Class CA, 3.00%, 01/15/2043	14,897	14,818
Series 4753, Class JA, 3.00%, 12/15/2047	946,816	830,771
Series 4760, Class A, 3.00%, 02/15/2048	613,614	562,511
Series 4960, Class PD, 2.00%, 10/25/2049	673,809	543,057
Series 5145, Class AB, 1.50%, 09/25/2049	1,180,646	901,585
Series 5206, Class DV, 3.50%, 06/25/2033	1,002,942	919,524
Series 5227, Class JQ, 4.00%, 04/25/2047	1,010,108	949,369
Series 5231, Class LV, 4.50%, 05/25/2052	1,055,898	1,000,221
Series 5252, Class BA, 4.00%, 02/25/2050	1,065,385	1,013,107
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	20,015	19,702
Series 2009-96, Class DB, 4.00%, 11/25/2029	55,851	54,533
Series 2013-13, Class MA, 4.00%, 01/25/2043	220,081	207,679
Series 2014-80, Class KA, 2.00%, 03/25/2044	257,903	189,262
Series 2016-24, Class HA, 3.00%, 04/25/2044	52,365	49,927
Series 2016-49, Class LA, 3.50%, 01/25/2043	103,055	100,223
Series 2016-89, Class CG, 3.00%, 04/25/2046	103,962	92,768
Series 2017-105, Class N, 3.00%, 01/25/2048	1,218,564	1,048,410
Series 2017-22, Class EC, 3.00%, 06/25/2044	104,139	100,712
Series 2018-45, Class AB, 3.00%, 06/25/2048	200,515	172,361
Series 2019-33, Class N, 3.00%, 03/25/2048	251,877	228,555
Series 2022-22, Class EV, 4.00%, 07/25/2033	719,654	674,198
Government National Mortgage Association
Series 2017-84, Class JD, 3.00%, 05/20/2047	34,722	30,111
Series 2018-6, Class JA, 2.75%, 01/20/2048	200,568	179,613
Series 2019-152, Class HA, 3.50%, 08/20/2049	136,573	128,229
Series 2019-61, Class KU, 3.50%, 05/20/2049	494,365	430,393
Series 2019-99, Class JC, 3.00%, 08/20/2049	68,610	60,008
Series 2020-122, Class DP, 2.50%, 07/20/2050	1,136,923	940,509
Series 2020-123, Class PB, 2.25%, 08/20/2050	560,659	442,875
Series 2020-133, Class A, 6.38%, 05/20/2050(c)	233,089	233,131
Series 2020-133, Class HA, 3.50%, 09/20/2050	268,213	236,059
Series 2020-134, Class NP, 2.50%, 09/20/2050	874,537	704,592
Series 2020-183, Class AY, 2.00%, 11/20/2050	870,135	678,807
Series 2020-5, Class NA, 3.50%, 12/20/2049	214,088	192,232
Series 2020-78, Class CB, 5.00%, 09/20/2034	177,490	172,250
Series 2020-84, Class WA, 3.50%, 06/20/2050	160,980	141,955
Series 2020-95, Class NB, 4.50%, 07/20/2050	21,377	19,640
Series 2022-20, Class KA, 2.50%, 01/20/2052	1,045,387	900,136
Series 2022-24, Class BC, 4.00%, 02/20/2052	656,758	601,773
Series 2022-78, Class LA, 4.50%, 07/20/2050	877,142	848,836
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (a)(c)	597,666	463,837
Harborview Mortgage Loan Trust
Series 2003-1, Class A, 5.78%, 05/19/2033(c)	39,724	34,969
Series 2004-4, Class 2A, 5.99% (1 mo. Term SOFR + 0.67%), 06/19/2034	51,074	44,659
Impac CMB Trust, Series 2005-4, Class 2A1, 6.04% (1 mo. Term SOFR + 0.41%), 05/25/2035	276,245	253,804
Impac Funding Corp., Series 2003-3, Class A1, 5.20%, 08/25/2033 (c)	20,429	19,440
Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, 6.14% (1 mo. Term SOFR + 0.81%), 05/25/2036	81,061	70,998
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 5.31%, 10/25/2033(c)	48,482	44,805
Series 2004-A1, Class 4A1, 6.14%, 02/25/2034(c)	18,790	18,099
Series 2004-A3, Class SF3, 6.48%, 06/25/2034(c)	46,426	43,104
Series 2004-A4, Class 2A2, 5.53%, 09/25/2034(c)	508,211	458,906
Series 2004-A5, Class 2A1, 5.87%, 12/25/2034(c)	23,503	23,396
Series 2013-3, Class A3, 3.36%, 07/25/2043(a)(c)	52,612	47,128
Series 2017-2, Class A3, 3.50%, 05/25/2047(a)(c)	106,872	92,598
Mastr Adjustable Rate Mortgages Trust, Series 2003-3, Class 2A1, 5.82%, 09/25/2033 (c)	48,049	44,631
MASTR Asset Securitization Trust, Series 2004-1, Class 3A7, 5.25%, 01/25/2034	36,470	34,154
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 1A, 5.65%, 05/25/2034(c)	108,885	95,126
Series 2005-A1, Class 1A, 5.82%, 12/25/2034(c)	218,542	207,610
MortgageIT Trust, Series 2004-1, Class A2, 6.34% (1 mo. Term SOFR + 1.01%), 11/25/2034	682,822	636,164
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(c)	31,774	28,942
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (a)(c)	182,386	170,448
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (a)(c)	1,321,152	1,124,169
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (a)(c)	162,685	151,061
Sequoia Mortgage Trust
Series 2003-8, Class A1, 6.07% (1 mo. Term SOFR + 0.75%), 01/20/2034	160,553	150,499
Series 2004-6, Class A2, 5.99% (1 mo. Term SOFR + 0.67%), 07/20/2034	69,622	61,658
Series 2013-5, Class A1, 2.50%, 05/25/2043(a)(c)	155,142	129,688
Series 2013-6, Class A2, 3.00%, 05/25/2043(c)	183,857	158,377
Series 2018-5, Class A7, 3.50%, 05/25/2048(a)(c)	713,484	620,477
Series 2019-2, Class A1, 4.00%, 06/25/2049(a)(c)	532,971	481,353
Series 2019-4, Class A1, 3.50%, 11/25/2049(a)(c)	526,175	455,507
Series 2020-4, Class A2, 2.50%, 11/25/2050(a)(c)	534,973	424,920
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A4, 7.30%, 02/25/2034 (c)	56,078	52,850
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1, 6.13% (1 mo. Term SOFR + 0.81%), 01/19/2034	23,702	22,027
Series 2004-AR4, Class 1A1, 6.13% (1 mo. Term SOFR + 0.81%), 12/19/2034	33,525	30,819
Series 2004-AR6, Class A1A, 6.13% (1 mo. Term SOFR + 0.81%), 02/19/2035	916,174	822,111
Structured Asset Securities Corp.
Series 2003-34A, Class 5A4, 6.43%, 11/25/2033(c)	87,444	82,295
Series 2003-9A, Class 2A1, 6.66%, 03/25/2033(c)	57,960	54,955
Terwin Mortgage Trust, Series 2004-1HE, Class M1, 6.56% (1 mo. Term SOFR + 1.24%), 02/25/2034 (a)	289,809	271,093
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.41% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034	81,812	76,048
Series 2003-AR7, Class A7, 5.59%, 08/25/2033(c)	374,899	344,122
Series 2003-AR8, Class A, 5.52%, 08/25/2033(c)	139,102	130,350
Series 2005-AR13, Class A1A3, 7.00% (1 mo. Term SOFR + 1.67%), 10/25/2045	120,338	115,591
Series 2005-AR2, Class 1A1A, 6.10% (1 mo. Term SOFR + 0.77%), 01/25/2045	868,803	820,721
Wells Fargo Alternative Loan Trust, Series 2002-1, Class 1A1, 6.25%, 08/25/2032	180,124	176,755
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (a)(c)	1,018,640	882,005
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $31,881,100)		28,582,528

MORTGAGE-BACKED SECURITIES - 8.6%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	198,210	186,507
Pool SB8257, 5.50%, 09/01/2038	966,469	968,403
Pool SD3386, 5.50%, 07/01/2053	1,443,540	1,422,071
Federal National Mortgage Association
Pool CB4024, 4.50%, 07/01/2052	1,304,434	1,236,590
Pool FM5329, 2.00%, 01/01/2031	447,611	414,112
Pool FS0862, 2.50%, 12/01/2036	835,134	758,128
Pool FS3430, 4.00%, 11/01/2052	965,961	889,246
Pool FS4239, 5.00%, 03/01/2053	1,275,411	1,229,073
Pool FS4522, 5.00%, 05/01/2053	1,482,467	1,427,014
Pool FS5649, 5.50%, 08/01/2053	386,031	379,700
Pool FS5779, 5.50%, 09/01/2053	1,173,118	1,153,581
Pool MA0584, 4.50%, 10/01/2040	8,914	8,306
Pool MA1201, 3.50%, 10/01/2032	80,162	76,138
TOTAL MORTGAGE-BACKED SECURITIES (Cost $10,318,561)		10,148,869

ASSET-BACKED SECURITIES - 8.0%	Par	Value
Air Canada, Series 2017-1, 3.55%, 01/15/2030 (a)	898,000	798,287
Alaska Airlines, Inc., Series A, 4.80%, 08/15/2027 (a)	1,012,269	985,309
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	1,000,672	888,100
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.64% (1 mo. Term SOFR + 1.31%), 11/25/2034	148,892	145,317
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (a)	1,055,925	925,218
Domino's SPV Guarantor LLC, Series 2021-1A, Class A2I, 2.66%, 04/25/2051 (a)	636,988	561,950
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (a)	735,000	701,373
Impac CMB Trust, Series 2007-A, Class M1, 6.24% (1 mo. Term SOFR + 0.91%), 05/25/2037 (a)	242,080	224,952
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (a)	849,950	787,299
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 6.00% (1 mo. Term SOFR + 0.67%), 10/25/2034	722,356	689,411
SBA Depositor LLC
Series 2020-1-2, 1.88%, 01/15/2026(a)	1,050,000	982,402
Series 2020-1-2, 2.33%, 01/15/2028(a)	10,000	8,910
Verizon Master Trust, Series 2023-6, Class A, 5.35%, 09/22/2031 (a)	750,000	756,329
World Omni Select Auto Trust, Series 2021-A, Class C, 1.09%, 11/15/2027	998,000	945,504
TOTAL ASSET-BACKED SECURITIES (Cost $9,634,276)		9,400,361

U.S. GOVERNMENT AGENCY ISSUES - 2.9%	Par	Value
United States of America
1.15%, 08/12/2030	2,000,000	1,605,861
4.65%, 06/15/2035	1,100,000	1,080,800
2.40%, 03/24/2036	900,000	685,903
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,884,295)		3,372,564

SHORT-TERM INVESTMENTS - 1.8%
Investments Purchased with Proceeds from Securities Lending - 0.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 5.52%(d)	158,400	158,400

Money Market Funds - 1.7%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.24%(d)	1,965,233	1,965,233
TOTAL SHORT-TERM INVESTMENTS (Cost $2,123,633)		2,123,633

TOTAL INVESTMENTS - 99.8% (Cost $125,503,371)		$117,031,374
Other Assets in Excess of Liabilities - 0.2%		266,418
TOTAL NET ASSETS - 100.0%		$117,297,792

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of May 31, 2024, the value of these securities total $16,793,490 or 14.3% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of May 31, 2024. The total market value of these securities was $155,519 which represented 0.1% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of May 31, 2024.

(d)	The rate shown represents the 7-day effective yield as of May 31, 2024.

PORTFOLIO VALUATION - The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sales price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. Forward currency exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the RBB, Fund, Inc.’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS - The inputs and valuation techniques used to measure the fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

Level 1 -	Prices are determined using quoted prices in active markets for identical securities.
Level 2 -	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 -	Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of Returns the end of the date range, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	–	32,234,763	–	32,234,763
Corporate Bonds	–	31,168,656	–	31,168,656
Collateralized Mortgage Obligations	–	28,582,528	–	28,582,528
Mortgage-Backed Securities	–	10,148,869	–	10,148,869
Asset-Backed Securities	–	9,400,361	–	9,400,361
U.S. Government Agency Issues	–	3,372,564	–	3,372,564
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	158,400
Money Market Funds	1,965,233	–	–	1,965,233
Total Investments	1,965,233	114,907,741	–	117,031,374

Refer to the Schedule of Investments for additional information.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for Level 3 transfers are disclosed if the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2024, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent annual report or prospectus filed with the Securities and Exchange Commission.